Consolidated income statement - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CONTINUING OPERATIONS
Revenue	kr 23,704	kr 21,466	kr 18,131
Cost of services provided and equipment sold	(13,335)	(11,903)	(9,616)
Gross profit	10,369	9,563	8,515
Selling expenses	(3,947)	(3,892)	(3,473)
Administrative expenses	(2,397)	(2,268)	(1,972)
Result from shares in joint ventures and associated companies	9
Other operating income	196	128	135
Other operating expenses	(480)	(62)	(72)
Operating profit	3,750	3,469	3,133
Interest income	15	11	11
Interest expenses	(327)	(314)	(333)
Other financial items	(66)	(1)	(20)
Profit after financial items	3,372	3,165	2,791
Income tax	(1,762)	(734)	(1,010)
NET PROFIT FROM CONTINUING OPERATIONS	1,610	2,431	1,781
DISCONTINUED OPERATIONS
Net loss from discontinued operations	(619)	(2,211)	(4,362)
NET PROFIT/(LOSS)	991	220	(2,581)
ATTRIBUTABLE TO
Equity holders of the parent company	853	192	(2,269)
Non-controlling interests	138	28	(312)
NET PROFIT/(LOSS)	kr 991	kr 220	kr (2,581)
Earnings per share, SEK	kr 1.61	kr 0.38	kr (5.02)
Earnings per share, after dilution, SEK	kr 1.59	kr 0.37	kr (5.02)
FROM CONTINUING OPERATIONS ATTRIBUTABLE TO
Equity holders of the parent company	kr 1,610	kr 2,431	kr 1,781
Earnings per share, SEK	kr 3.03	kr 4.88	kr 3.94
Earnings per share, after dilution, SEK	kr 3.01	kr 4.87	kr 3.94